UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
Suite 250
Houston, TX 77024-3925
(Address of principal executive offices)(zip code)

CT Corporation
155 Federal Street
Boston, MA 02110
(Name and address of agent for service)

Copies to: John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law Group 2041 West 141st Terrace, Suite 119 Leawood, KS 66224

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS – July 31, 2011 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
AUSTRALIA (24.3%)
COMMON STOCKS (22.3%)
APPAREL (0.9%)
Billabong International, Ltd.	36,314	$234,979
BUILDING MATERIALS (0.6%)
James Hardie Industries NV - ADR (1)	5,200	163,124
CHEMICALS (0.7%)
Nufarm, Ltd. (1)	39,562	188,628
COMPUTERS (0.4%)
Computershare, Ltd.	10,000	90,195
ELECTRIC (1.9%)
AGL Energy, Ltd.	30,666	478,056
HEALTHCARE-PRODUCTS (1.2%)
Cochlear, Ltd.	4,000	311,431
HEALTHCARE-SERVICES (1.4%)
Sonic Healthcare Ltd.	25,628	341,801
INSURANCE (2.5%)
QBE Insurance Group, Ltd.	34,630	623,930
MINING (6.9%)
Orica Ltd.	12,604	356,000
OZ Minerals Ltd.	30,866	462,184
PanAust, Ltd. (1)	210,000	945,894
		1,764,078
OIL & GAS (2.5%)
Eastern Star Gas, Ltd. (1)	400,000	375,721
Woodside Petroleum, Ltd.	6,326	266,522
		642,243
RETAIL (1.3%)
Wesfarmers, Ltd.	10,519	338,827
TRANSPORTATION (2.0%)
Asciano Group	280,000	513,705
TOTAL COMMON STOCKS
(Cost $3,832,820)		5,690,997
	Principal
CORPORATE BONDS (2.0%)
CBA Capital Australia, Ltd., 3.59%, 4/15/15 (1) (2) (3) (4)	$300,000	245,476
Hanson Australia Funding, Ltd., 5.25%, 3/15/13 (3)	250,000	258,750
TOTAL CORPORATE BONDS
(Cost $452,846)		504,226
TOTAL AUSTRALIA
(Cost $4,285,666)		6,195,223

SCHEDULE OF INVESTMENTS – July 31, 2011 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (68.8%)
COMMON STOCKS (64.2%)
AGRICULTURE (0.5%)
PGG Wrightson, Ltd. (1)	309,340	$133,220
AIRLINES (2.3%)
Air New Zealand Ltd.	576,468	592,788
BUILDING MATERIALS (1.1%)
Fletcher Building Ltd.	40,000	285,817
COAL (0.0%)
Pike River Coal, Ltd. (1)	1,145,295	—
COMMERCIAL SERVICES (20.7%)
Cavotec MSL Holdings, Ltd.	130,250	304,507
Guinness Peat Group PLC (1)	495,906	313,813
Mowbray Collectables, Ltd. (1) (5)	821,593	361,047
Northland Port Corp. (NZ), Ltd.	81,425	108,062
Port of Tauranga, Ltd.	140,000	1,132,019
South Port New Zealand, Ltd.	1,027,930	3,044,608
		5,264,056
DIVERSIFIED FINANCIAL SERVICES (2.4%)
Heartland New Zealand Ltd. (1)	1,118,765	599,800
ELECTRIC (3.5%)
Infratil, Ltd.	557,777	882,411
ENGINEERING & CONSTRUCTION (2.3%)
Auckland International Airport Ltd.	300,000	595,892
HEALTHCARE-SERVICES (4.3%)
Ryman Healthcare, Ltd.	455,000	1,079,725
HOME FURNISHINGS (2.4%)
Scott Technology, Ltd.	489,173	610,504
MEDIA (3.2%)
Sky Network Television, Ltd.	159,745	811,508
METAL FABRICATE/HARDWARE (3.3%)
Methven, Ltd.	606,250	836,545
OIL & GAS (2.1%)
New Zealand Oil & Gas, Ltd.	893,571	534,043
PHARMACEUTICALS (0.6%)
Pharmacybrands, Ltd. (1)	281,673	146,061
REITS (3.7%)
Goodman Property Trust	336,129	292,468
Vital Healthcare Property Trust	647,059	659,690
		952,158
RETAIL (3.6%)
Briscoe Group, Ltd.	405,000	505,454
Colonial Motor Co., Ltd.	199,565	408,675
		914,129
TELECOMMUNICATIONS (3.1%)
TeamTalk, Ltd.	423,836	793,442
TRANSPORTATION (5.1%)
Freightways, Ltd.	173,540	518,581
Mainfreight, Ltd.	85,000	784,415
		1,302,996
TOTAL COMMON STOCKS
(Cost $12,375,048)		16,335,095

SCHEDULE OF INVESTMENTS – July 31, 2011 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (68.8%) – Continued
PREFERRED STOCKS (2.5%)
INVESTMENT COMPANIES (2.5%)
ASB Capital, Ltd., 3.80% (2)	954,218	$639,897
TOTAL PREFERRED STOCKS
(Cost $686,799)		639,897
	Principal
CORPORATE BONDS (2.1%)
Credit Agricole SA, 10.04%, 12/29/49 (2) (3) (4)	$200,000	137,108
Sky Network Television, Ltd., 4.06%, 10/16/16 (2) (3) (4)	500,000	400,997
TOTAL CORPORATE BONDS
(Cost $451,075)		538,105
TOTAL NEW ZEALAND
(Cost $13,512,922)		17,513,097

	Shares
SHORT-TERM INVESTMENTS (5.0%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (6)	1,275,510	1,275,510
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,275,510)		1,275,510
TOTAL INVESTMENTS (98.1%)
(Cost $19,074,098)		24,983,830
OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)		472,905
NET ASSETS (100.0%)		$25,456,735

(1)	Non-income producing.
(2)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at July 31, 2011.
(3)	Callable.
(4)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(5)	Affiliated Investment. See Notes to Schedules of Investments.
(6)	Rate disclosed is the seven day yield as of July 31, 2011.

ADR — American Depository Receipt

PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – July 31, 2011 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
COMMON STOCKS (55.7%)
AUTO MANUFACTURERS (3.4%)
Honda Motor Co., Ltd. ADR	3,000	$119,340
Toyota Motor Corp. ADR	2,000	163,840
		283,180
AUTO PARTS & EQUIPMENT (2.6%)
NGK Spark Plug Co., Ltd.	6,000	85,029
Sumitomo Rubber Industries, Ltd.	10,000	129,506
		214,535
BANKS (1.4%)
Sumitomo Mitsui Financial Group, Inc.	3,800	120,143
BEVERAGES (0.9%)
Kirin Holdings Co., Ltd.	5,000	73,651
CHEMICALS (0.7%)
JSR Corp.	3,000	61,414
COMPUTERS (2.4%)
Fujitsu, Ltd.	10,000	58,973
INES Corp.	5,000	40,462
Melco Holdings, Inc.	2,500	72,125
Otsuka Corp.	500	33,253
		204,813
COSMETICS/PERSONAL CARE (1.5%)
Unicharm Corp.	2,700	122,050
DISTRIBUTION/WHOLESALE (1.8%)
Marubeni Corp.	20,000	150,159
ELECTRIC (2.2%)
Hokkaido Electric Power Co., Inc.	6,000	92,122
Tohoku Electric Power Co., Inc.	7,000	90,563
		182,685
ELECTRICAL COMPONENTS & EQUIPMENT (1.3%)
Hitachi Ltd. ADR	1,000	61,870
Nidec Corp. ADR	2,000	49,680
		111,550
ELECTRONICS (2.6%)
Hamamatsu Photonics K.K.	1,500	67,610
Hoya Corp.	4,000	97,318
Star Micronics Co., Ltd.	5,000	56,699
		221,627
ENGINEERING & CONSTRUCTION (1.7%)
Kajima Corp.	33,000	102,449
Taihei Dengyo Kaisha, Ltd.	6,000	42,086
		144,535
ENTERTAINMENT (1.3%)
Sankyo Co., Ltd.	2,000	106,774
GAS (1.3%)
Toho Gas Co., Ltd.	20,000	109,632
HAND/MACHINE TOOLS (1.4%)
Meidensha Corp.	28,000	119,660

SCHEDULE OF INVESTMENTS – July 31, 2011 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
COMMON STOCKS (55.7%) – Continued
HEALTHCARE-PRODUCTS (2.9%)
Asahi Intecc Co., Ltd.	4,000	$107,293
Terumo Corp.	2,500	140,612
		247,905
HOME FURNISHINGS (1.2%)
Sony Corp. ADR	4,000	100,400
INSURANCE (1.9%)
T & D Holdings, Inc.	2,000	49,100
Tokio Marine Holdings, Inc. - ADR	3,750	110,288
		159,388
INTERNET (1.2%)
DeNA Co., Ltd.	2,000	99,890
MACHINERY-DIVERSIFIED (3.3%)
Fanuc, Ltd.	1,000	189,777
Kubota Corp. ADR	1,000	45,260
Torishima Pump Manufacturing Co., Ltd.	2,500	39,586
		274,623
METAL FABRICATE/HARDWARE (0.3%)
Okano Valve Manufacturing Co.	5,000	21,498
OFFICE/BUSINESS EQUIPMENT (0.6%)
Canon, Inc. ADR	1,000	48,320
REAL ESTATE (3.3%)
Mitsui Fudosan Co., Ltd.	3,000	57,245
Sumitomo Realty & Development Co., Ltd.	9,000	222,822
		280,067
RETAIL (5.0%)
ABC-Mart, Inc.	2,000	77,418
Nitori Co., Ltd.	600	58,375
Sugi Holdings Co., Ltd.	2,500	70,761
Sundrug Co., Ltd.	3,000	96,720
Yamada Denki Co., Ltd.	1,500	119,828
		423,102
TELECOMMUNICATIONS (0.6%)
Nippon Telegraph & Telephone Corp. ADR	2,000	49,480
TOYS/GAMES/HOBBIES (1.1%)
Nintendo Co., Ltd.	600	95,785
TRANSPORTATION (7.8%)
East Japan Railway Co.	1,500	94,304
Hankyu Hanshin Holdings, Inc.	22,000	88,589
Keihin Electric Express Railway Co., Ltd.	13,000	101,318
Keio Corp.	18,000	108,956
Kintetsu World Express, Inc.	2,000	68,715
Tobu Railway Co., Ltd.	18,000	78,561
Yamato Holdings Co., Ltd.	7,000	120,205
		660,648
TOTAL COMMON STOCKS
(Cost $3,734,985)		4,687,514
EXCHANGE TRADED FUNDS (2.6%)
iShares MSCI Japan Index Fund	20,000	214,200
TOTAL EXCHANGE TRADED FUNDS
(Cost $214,200)		214,200

SCHEDULE OF INVESTMENTS – July 31, 2011 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
SHORT-TERM INVESTMENTS (49.3%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (1)	4,152,752	$4,152,752
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,152,752)		4,152,752
TOTAL INVESTMENTS (107.6%)
(Cost $8,101,937)		9,054,466
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.6%)		(636,963)
NET ASSETS (100.0%)		$8,417,503

(1)	Rate disclosed is the seven day yield as of July 31, 2011.

ADR — American Depository Receipt

SCHEDULE OF INVESTMENTS – July 31, 2011 (Unaudited)

Commonwealth Global Fund

	Shares	Value
COMMON STOCKS (93.1%)
BERMUDA (3.0%)
Bunge, Ltd.	6,500	$447,265
BRAZIL (1.1%)
Vale SA ADR	5,000	162,200
CANADA (3.2%)
InterOil Corp. (1)	5,000	313,000
Vitran Corp., Inc. (1)	16,000	164,800
		477,800
FRANCE (7.4%)
Arkema SA ADR	4,130	404,306
BNP Paribas ADR	6,000	195,060
France Telecom SA ADR	11,000	226,930
Total SA ADR	5,200	281,164
		1,107,460
GERMANY (4.0%)
E.ON AG ADR	8,000	219,840
Siemens AG ADR	3,000	381,870
		601,710
GUERNSEY (2.1%)
Amdocs, Ltd. (1)	10,000	315,300
ISRAEL (4.3%)
NICE Systems, Ltd. ADR (1)	10,000	357,200
Teva Pharmaceutical Industries, Ltd. ADR	6,000	279,840
		637,040
JAPAN (2.3%)
Nidec Corp. ADR	14,000	347,760
KOREA (REPUBLIC OF-SOUTH) (2.9%)
KB Financial Group, Inc. ADR	5,000	248,050
KT Corp. ADR	9,500	187,720
		435,770
MEXICO (2.2%)
Grupo Televisa SA ADR	15,000	332,850
NETHERLANDS (2.0%)
Unilever NV	9,000	292,320
PORTUGAL (1.2%)
Portugal Telecom SGPS SA ADR	20,300	175,189
SOUTH AFRICA (2.1%)
Sasol Ltd. ADR	3,000	150,450
Shoprite Holdings, Ltd. ADR	5,000	155,000
		305,450
SPAIN (5.0%)
Banco Bilbao Vizcaya Argentaria SA ADR	17,793	185,403
Banco Santander SA ADR	17,450	178,165
Repsol YPF SA ADR	8,000	251,680
Telefonica SA ADR	6,000	133,920
		749,168

SCHEDULE OF INVESTMENTS – July 31, 2011 (Unaudited)

Commonwealth Global Fund

	Shares	Value
COMMON STOCKS (93.1%) – Continued
SWITZERLAND (5.7%)
Nestle SA ADR	7,750	$494,062
Roche Holding AG ADR	8,000	356,560
		850,622
UNITED KINGDOM (10.8%)
Anglo American PLC ADR	11,830	279,661
BG Group PLC ADR	2,000	237,200
Centrica PLC ADR	3,000	60,030
Diageo PLC ADR	2,000	162,480
Old Mutual PLC ADR	15,000	248,850
Prudential PLC ADR	18,000	405,360
Vodafone Group PLC ADR	7,875	221,288
		1,614,869
UNITED STATES (33.8%)
AGCO Corp. (1)	5,000	237,100
American National Insurance Co.	4,498	337,080
BJ’s Wholesale Club, Inc. (1)	5,075	255,526
Chemed Corp.	4,200	255,402
Conmed Corp. (1)	10,720	278,720
DENTSPLY International, Inc.	8,700	329,643
DeVry, Inc.	5,000	310,700
DST Systems, Inc.	7,000	358,330
Electronic Arts, Inc. (1)	10,000	222,500
KVH Industries, Inc. (1)	30,000	287,100
LifePoint Hospitals, Inc. (1)	8,500	315,350
Lufkin Industries, Inc.	5,000	407,400
Norfolk Southern Corp.	6,000	454,200
Northwest Natural Gas Co.	5,000	223,050
Pentair, Inc.	12,760	469,696
Varian Semiconductor Equipment Associates, Inc. (1)	5,000	303,700
		5,045,497
TOTAL COMMON STOCKS
(Cost $10,919,408)		13,898,270
PREFERRED STOCKS (5.0%)
UNITED STATES (5.0%)
Chesapeake Energy Corp., 4.63% (2)	1,000	98,000
HSBC USA, Inc., Series F, 3.50%, Callable 8/29/11 (3) (4)	18,000	406,440
HSBC USA, Inc., Series G, 4.00%, Callable 8/29/11 (3) (4)	10,000	238,400
TOTAL PREFERRED STOCKS
(Cost $561,255)		742,840

	Principal
CORPORATE BONDS (1.3%)
UNITED STATES (1.3%)
Toyota Motor Credit Corp., 4.75%, 2/4/25 (3) (4)	$200,000	202,026
TOTAL CORPORATE BONDS
(Cost $198,116)		202,026

SCHEDULE OF INVESTMENTS – July 31, 2011 (Unaudited)

Commonwealth Global Fund

	Shares	Value
SHORT-TERM INVESTMENTS (0.7%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (5)	110,597	$110,597
TOTAL SHORT-TERM INVESTMENTS
(Cost $110,597)		110,597
TOTAL INVESTMENTS (100.1%)
(Cost $11,789,376)		14,953,733
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(22,397)
NET ASSETS (100.0%)		$14,931,336

(1)	Non-income producing.
(2)	Convertible security.
(3)	Callable.
(4)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at July 31, 2011.
(5)	Rate disclosed is the seven day yield as of July 31, 2011.

ADR — American Depository Receipt

PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – July 31, 2011 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (87.1%)
BUILDING MATERIALS (6.7%)
Cemex SAB de CV ADR (1)	13,498	$95,026
James Hardie Industries NV - ADR (1)	9,000	282,330
Lafarge SA ADR	5,000	66,700
Pretoria Portland Cement Co., Ltd. ADR	12,500	95,125
		539,181
HOME BUILDERS (7.2%)
China Housing & Land Development, Inc. (1)	40,000	47,600
Desarrolladora Homex SAB de CV ADR (1)	7,000	183,750
KB Home	10,000	84,900
MDC Holdings, Inc.	5,000	113,050
Toll Brothers, Inc. (1)	7,500	149,700
		579,000
LODGING (8.0%)
Gaylord Entertainment Co. (1)	5,000	146,700
Home Inns & Hotels Management, Inc. ADR (1)	8,500	327,590
Marriott International, Inc., Class A	5,035	163,637
		637,927
REAL ESTATE (6.8%)
Alto Palermo SA ADR	11,500	242,765
Gafisa SA ADR	12,000	114,840
WP Carey & Co., LLC	5,000	191,700
		549,305
REITS-APARTMENTS (10.4%)
AvalonBay Communities, Inc.	1,547	207,592
Campus Crest Communities, Inc.	11,000	131,780
Equity Residential	6,000	370,920
Essex Property Trust, Inc.	900	126,324
		836,616
REITS-DIVERSIFIED (6.0%)
Vornado Realty Trust	3,107	290,660
Washington Real Estate Investment Trust	6,000	192,120
		482,780
REITS-HEALTH CARE (1.7%)
Health Care REIT, Inc.	2,500	131,950
REITS-HOTELS (8.0%)
Host Hotels & Resorts, Inc.	15,317	242,774
LaSalle Hotel Properties	12,000	300,120
Pebblebrook Hotel Trust	5,000	98,850
		641,744
REITS-OFFICE PROPERTY (14.2%)
Alexandria Real Estate Equities, Inc.	2,500	205,000
BioMed Realty Trust, Inc.	9,000	176,580
Boston Properties, Inc.	2,500	268,400
Corporate Office Properties Trust SBI MD	4,000	124,280
Douglas Emmett, Inc.	6,000	120,000
SL Green Realty Corp.	3,000	246,060
		1,140,320

SCHEDULE OF INVESTMENTS – July 31, 2011 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (87.1%) – Continued
REITS-SHOPPING CENTERS (3.3%)
Acadia Realty Trust	4,985	$104,635
Saul Centers, Inc.	4,100	161,745
		266,380
REITS-SINGLE TENANT (1.3%)
National Retail Properties, Inc.	4,000	100,360
REITS-STORAGE (4.0%)
Extra Space Storage, Inc.	15,000	318,900
REITS-WAREHOUSE/INDUSTRIES (4.3%)
EastGroup Properties, Inc.	3,000	133,560
ProLogis	5,955	212,177
		345,737
		4,264,787
RETAIL (2.1%)
Kingfisher PLC ADR	20,000	165,000
TELECOMMUNICATIONS (3.1%)
American Tower Corp., Class A (1)	2,500	131,325
SBA Communications Corp., Class A (1)	3,000	114,510
		245,835
TOTAL COMMON STOCKS (Cost $6,486,592)		6,981,035
EXCHANGE TRADED FUNDS (3.4%)
Claymore/AlphaShares China Real Estate	8,500	169,031
SPDR Dow Jones International Real Estate	2,500	98,625
TOTAL EXCHANGE TRADED FUNDS (Cost $246,853)		267,656

	Principal
CORPORATE BONDS (3.2%)
BUILDING MATERIALS (3.2%)
Hanson Australia Funding, Ltd., 5.25%, 3/15/13 (2)	$250,000	258,750
TOTAL CORPORATE BONDS (Cost $250,403)		258,750

	Contracts
CALL OPTION (0.4%)
St. Joe Co. (The), Strike Price: $10.00, Expiration 1/19/2013 (1)	50	33,500
TOTAL CALL OPTIONS (Cost $40,100)		33,500

	Shares
SHORT-TERM INVESTMENTS (6.1%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (3)	488,814	488,814
TOTAL SHORT-TERM INVESTMENTS (Cost $488,814)		488,814
TOTAL INVESTMENTS (100.2%) (Cost $7,512,762)		8,029,755
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(16,873)
NET ASSETS (100.0%)		$8,012,882

(1) Non-income producing.
(2) Callable.
(3) Rate disclosed is the seven day yield as of July 31, 2011.

ADR — American Depository Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

SPDR — Standard & Poor’s Depositary Receipt

Federal Tax Information

At July 31, 2011, the gross unrealized appreciation (depreciation) on investments based on cost for securities on a tax basis for federal income tax purposes were as follows:

	Australia/New			Real Estate
	Zealand Fund	Japan Fund	Global Fund	Securities Fund
Gross unrealized appreciation	$7,933,753	$1,241,080	$4,029,569	$1,331,480
Gross unrealized depreciation	(2,026,097)	(288,551)	(865,212)	(858,336)
Net unrealized appreciation on foreign currency translations	33,000	1,182	-	-
Net unrealized appreciation	$5,940,656	$953,711	$3,164,357	$473,144
Cost of investments	$19,076,174	$8,101,937	$11,789,376	$7,556,611

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Affiliated Investment

A company is considered an affiliate of a Fund under the Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended July 31, 2011 appears below:

							Change in
	Percentage	Shares	Shares	Fair Value	Cost of	Cost of	Appreciation/	Fair Value	Dividend	Realized
Security Held	of Ownership	10/31/2010	7/31/2011	10/31/2010	Purchases	Sales	Depreciation	7/31/2011	Income	Gain/(Loss)
Mowbray Collectibles Ltd.	7.36%	821,593	821,593	$469,757	$-	$-	($108,710)	$361,047	$-	$-

Fair Value Measurements

The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2011:

			Level 2 - Other Significant
	Level 1 - Quoted Prices		Observable Inputs	Total***
		Other Financial			Other Financial
Fund	Investment Securities	Instruments**	Investment Securities	Investment Securities	Instruments**
Australia/New Zealand Fund
Security Type
Common Stocks*	$22,026,092	$-	$-	$22,026,092	$-
Corporate Bonds	-	-	1,042,331	1,042,331	-
Preferred Stocks*	639,897	-	-	639,897	-
Rights & Warrants	-	-	-	-	-
Short Term Investments	1,275,510	-	-	1,275,510	-
Total	$23,941,499	$-	$1,042,331	$24,983,830	$-
Japan Fund
Security Type
Common Stocks*	$4,687,514	$-	$-	$4,687,514	$-
Exchange Traded Funds	214,200	-	-	214,200	-
Short Term Investment	4,152,752	-	-	4,152,752	-
Total	$9,054,466	$-	$-	$9,054,466	$-
Global Fund
Security Type
Common Stocks*	$13,898,270	$-	$-	$13,898,270	$-
Preferred Stocks*	742,840	-	-	742,840	-
Corporate Bonds	-	-	202,026	202,026	-
Short Term Investment	110,597	-	-	110,597	-
Total	$14,751,707	$-	$202,026	$14,953,733	$-
Real Estate Securities Fund
Security Type
Common Stocks*	$6,981,035	$-	$-	$6,981,035	$-
Exchange Traded Funds	267,656	-	-	267,656	-
Corporate Bonds	-	-	258,750	258,750	-
Call Options	33,500	-	-	33,500	-
Short Term Investments	488,814	-	-	488,814	-
Total	$7,771,005	$-	$258,750	$8,029,755	$-

*	All sub-categories within Common Stocks and Preferred Stocks represent Level 1 evaluation status.
**	Other Financial instruments include any derivative instruments not reflected in the Schedule of Investments, such as options written and lines of credit. There were no items in this category for the period ended July 31, 2011.
***	After close of business November 19, 2010, the Pike River Coal Co., Ltd, experienced a catstrophic accident which led to a halted trading status the following business day, November 22, 2010. The Commonwealth Australia/New Zealand Fund held 1,145,295 shares (ticker: PRC) and 350,000 call options (ticker: PRCA) of the Pike River Coal Co., Ltd., on November 19, 2010 (representing 3.4% of the portfolio). From November 22 through December 13, 2010, the Fund fair valued the securities in accordance with the Trust’s fair valuation policies. As of December 13, 2010 both securities have been fair valued at $0.00. During the period ended July 31, 2011, these transactions represent the only significant transfers between each of the three categories.

Revolving Credit Agreement

During the period covered by this report, the Trust had in place a Revolving Credit Agreement (the “Agreement”) with Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust on behalf of the Funds from time to time in an amount up to $10,000,000 as a temporary measure for extraordinary or emergency purposes based on instructions received from an authorized representative of the Trust. The Trust shall not at any time incur borrowings with respect to the Funds such that the aggregate loans then outstanding under the line of credit facility would exceed $10,000,000. Such borrowings are also limited by the Act, which permits a Fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. Each fund is also permitted, consistent with the Act, to borrow, and pledge its shares to secure such borrowings, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by the Fund from a bank. Any principal balance outstanding shall bear interest at the Federal Funds Rate in effect at that time plus 1.50%.

The average amount of borrowings for the days on which the Funds borrowed and the average interest rate on those borrowings by the Funds during the period ended July 31, 2011 were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$280,028	1.67%
Japan Fund	98,296	1.61%
Global Fund	389,319	1.65%

During the period ended July 31, 2011 the Real Estate Securities Fund had no borrowings under the Agreement. There were no borrowings outstanding under the Agreement as of July 31, 2011.

Item 2.   Controls and Procedures

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits

(a)

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Commonwealth International Series Trust

/s/ Robert W. Scharar
By: Robert W. Scharar
President
September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar
By: Robert W. Scharar
President
September 28, 2011

/s/ Terry Gallagher
By: Terry Gallagher
Treasurer
September 28, 2011